Assets held for sale and discontinued operations - Detailed Information About Amounts Of Discontinued Operations Included In Profit (Details) - GBP (£) £ in Millions		12 Months Ended
	Dec. 05, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Revenue		£ 14,428.7	£ 12,801.1	£ 12,002.8
Costs of services		(11,890.1)	(10,597.5)	(9,987.9)
Gross profit		2,538.6	2,203.6	2,014.9
General and administrative costs		(1,180.4)	(974.6)	(4,293.0)
Operating profit/(loss)		1,358.2	1,229.0	(2,278.1)
Share of results of associates		(60.4)	23.8	(136.0)
Profit/(loss) before interest and taxation		1,297.8	1,252.8	(2,414.1)
Revaluation and retranslation of financial instruments		(76.0)	87.8	147.2
Profit/(loss) before taxation		1,159.8	950.8	(2,790.6)
Attributable tax expense		(384.4)	(230.1)	(127.1)
Profit/(loss) for the year		775.4	720.7	(2,901.3)
Attributable to
Equity holders of the parent		682.7	637.7	(2,965.1)
Non-controlling interests		92.7	83.0	63.8
Profit for the year from discontinued operations		£ 0.0	£ 0.0	16.4
Discontinued operations
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Revenue				107.4
Costs of services				(92.3)
Gross profit				15.1
General and administrative costs				(4.4)
Operating profit/(loss)				10.7
Share of results of associates				0.0
Profit/(loss) before interest and taxation				10.7
Finance and investment income				0.1
Finance costs				(0.3)
Revaluation and retranslation of financial instruments				0.0
Profit/(loss) before taxation				10.5
Attributable tax expense				(2.2)
Profit/(loss) for the year				8.3
Gain on sale of discontinued operations				10.0
Attributable tax expense on sale of discontinued operations				(1.9)
Net gain attributable to discontinued operations				16.4
Attributable to
Equity holders of the parent				6.5
Non-controlling interests				9.9
Profit for the year from discontinued operations				16.4
Kantar Business
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Goodwill impairment on classification as held for sale	£ (94.5)
Gain on sale of discontinued operations	73.8			10.0
Attributable tax expense on sale of discontinued operations	£ (157.4)			(1.9)
Kantar Business | WPP Scan Group | Discontinued operations
Attributable to
Non-controlling interests				£ 9.3
Proportion of ownership interest in subsidiary				56.00%